SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Broadcasting – 2.0%
Nexstar Broadcasting Group, Inc.	75	$8,155

Interactive Media & Services – 0.3%
Yelp, Inc.(A)	39	1,340

Total Communication Services - 2.3%		9,495

Consumer Discretionary
Apparel Retail – 0.4%
Urban Outfitters, Inc.(A)	57	1,699

Auto Parts & Equipment – 0.7%
Dorman Products, Inc.(A)	30	2,663

Automotive Retail – 0.9%
Carvana Co.(A)(B)	64	3,741

Casinos & Gaming – 2.1%
Eldorado Resorts, Inc.(A)	95	4,455
PlayAGS, Inc.(A)	170	4,071

		8,526

Distributors – 1.3%
Pool Corp.	33	5,367

Education Services – 2.1%
Grand Canyon Education, Inc.(A)	74	8,455

General Merchandise Stores – 1.2%
Ollie’s Bargain Outlet Holdings, Inc.(A)	58	4,981

Homebuilding – 1.1%
Installed Building Products, Inc.(A)	89	4,339

Homefurnishing Retail – 0.5%
At Home Group, Inc.(A)	102	1,829

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Grand Vacations, Inc.(A)	133	4,101

Internet & Direct Marketing Retail – 1.8%
Etsy, Inc.(A)	110	7,418

Leisure Facilities – 1.2%
SeaWorld Entertainment, Inc.(A)	182	4,698

Restaurants – 2.5%
Texas Roadhouse, Inc., Class A	67	4,188
Wingstop, Inc.	76	5,793

		9,981

Specialty Stores – 1.0%
Five Below, Inc.(A)	31	3,901

Total Consumer Discretionary - 17.8%		71,699

Consumer Staples
Distillers & Vintners – 0.4%
MGP Ingredients, Inc.	18	1,371

Food Retail – 0.9%
Sprouts Farmers Market, Inc.(A)	170	3,654

Packaged Foods & Meats – 1.3%
Calavo Growers, Inc.	5	411
J&J Snack Foods Corp.	25	4,044
Nomad Foods Ltd.(A)	46	941

		5,396

Total Consumer Staples - 2.6%		10,421

Energy
Oil & Gas Exploration & Production – 1.4%
Magnolia Oil & Gas Corp.(A)	197	2,358
Matador Resources Co.(A)	166	3,211

		5,569

Total Energy - 1.4%		5,569

Financials
Consumer Finance – 0.6%
Green Dot Corp., Class A(A)	42	2,561

Investment Banking & Brokerage – 2.4%
Evercore Partners, Inc.	47	4,287
LPL Investment Holdings, Inc.	76	5,303

		9,590

Regional Banks – 1.3%
Heritage Financial Corp.	62	1,870
Seacoast Banking Corp. of Florida(A)	126	3,328

		5,198

Total Financials - 4.3%		17,349

Health Care
Health Care Distributors – 1.4%
PetIQ, Inc.(A)	183	5,750

Health Care Equipment – 6.9%
AxoGen, Inc.(A)	71	1,495
Inogen, Inc.(A)	51	4,888
Insulet Corp.(A)	57	5,437
iRhythm Technologies, Inc.(A)	61	4,548
NovoCure Ltd.(A)	60	2,890
Penumbra, Inc.(A)	28	4,052
Tactile Systems Technology, Inc.(A)	81	4,271

		27,581

Health Care Services – 4.8%
AMN Healthcare Services, Inc.(A)	111	5,221
LHC Group, Inc.(A)	49	5,422
Teladoc Health, Inc.(A)	155	8,640

		19,283

Health Care Supplies – 1.9%
Merit Medical Systems, Inc.(A)	92	5,699
STAAR Surgical Co.(A)	57	1,941

		7,640

Health Care Technology – 3.8%
CareDx, Inc.(A)	153	4,817
Evolent Health, Inc., Class A(A)	227	2,855
HMS Holdings Corp.(A)	120	3,545
Omnicell, Inc.(A)	22	1,796
Tabula Rasa HealthCare, Inc.(A)	43	2,446

		15,459

Managed Health Care – 1.2%
HealthEquity, Inc.(A)	63	4,639

Pharmaceuticals – 1.8%
Aerie Pharmaceuticals, Inc.(A)	104	4,956
Intersect ENT, Inc.(A)	38	1,229
OptiNose, Inc.(A)(B)	112	1,151

		7,336

Total Health Care - 21.8%		87,688

Industrials
Aerospace & Defense – 2.6%
Kratos Defense & Security Solutions, Inc.(A)	26	401
Mercury Computer Systems, Inc.(A)	156	9,987

		10,388

Air Freight & Logistics – 1.1%
Air Transport Services Group, Inc.(A)	196	4,516

Building Products – 0.3%
PGT Innovations, Inc.(A)	91	1,259

Diversified Support Services – 0.8%
Healthcare Services Group, Inc.	96	3,154

Electrical Components & Equipment – 0.6%
EnerSys	37	2,413

Environmental & Facilities Services – 1.5%
Clean Harbors, Inc.(A)	85	6,088

Industrial Machinery – 6.2%
Crane Co.	36	3,047
John Bean Technologies Corp.	60	5,523
RBC Bearings, Inc.(A)	34	4,372
Timken Co. (The)	130	5,666
Woodward, Inc.	69	6,500

		25,108

Research & Consulting Services – 0.2%
Willdan Group, Inc.(A)	23	843

Security & Alarm Services – 1.4%
Brink’s Co. (The)	75	5,664

Trading Companies & Distributors – 0.5%
Watsco, Inc.	15	2,112

Trucking – 1.0%
Knight Transportation, Inc.	120	3,907

Total Industrials - 16.2%		65,452

Information Technology
Application Software – 16.3%
Cornerstone OnDemand, Inc.(A)	30	1,629
Coupa Software, Inc.(A)	20	1,803
Envestnet, Inc.(A)	73	4,746
Five9, Inc.(A)	151	7,968
Globant S.A.(A)	54	3,830
HubSpot, Inc.(A)	32	5,310
Mimecast Ltd.(A)	177	8,363
New Relic, Inc.(A)	45	4,421
Paycom Software, Inc.(A)	35	6,550
Pluralsight, Inc., Class A(A)	163	5,187
Q2 Holdings, Inc.(A)	95	6,577

RealPage, Inc.(A)	59	3,566
Zendesk, Inc.(A)	68	5,810

		65,760

Communications Equipment – 0.8%
Viavi Solutions, Inc.(A)	247	3,052

Data Processing & Outsourced Services – 0.7%
EVO Payments, Inc., Class A(A)	100	2,916

Internet Services & Infrastructure – 0.9%
8x8, Inc.(A)	168	3,389

IT Consulting & Other Services – 4.0%
Booz Allen Hamilton Holding Corp.	146	8,475
Chegg, Inc.(A)	22	823
InterXion Holding N.V.(A)	104	6,940

		16,238

Semiconductors – 1.5%
Monolithic Power Systems, Inc.	44	5,944

Systems Software – 4.5%
Proofpoint, Inc.(A)	74	8,940
SailPoint Technologies Holdings, Inc.(A)	56	1,606
Varonis Systems, Inc.(A)	87	5,199
Zscaler, Inc.(A)	35	2,510

		18,255

Total Information Technology - 28.7%		115,554

Real Estate
Health Care REITs – 0.6%
Community Healthcare Trust, Inc.	63	2,244

Total Real Estate - 0.6%		2,244

TOTAL COMMON STOCKS – 95.7%		$385,471

(Cost: $302,432)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 3.2%
CVS Health Corp., 2.621%, 4-1-19	$7,000	6,998
Walgreens Boots Alliance, Inc., 2.551%, 4-1-19	6,105	6,104

		13,102

Master Note - 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(D)	4,371	4,371

Money Market Funds - 1.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (E)(F)	4,461	4,461

TOTAL SHORT-TERM SECURITIES – 5.4%		$21,934

(Cost: $21,937)

TOTAL INVESTMENT SECURITIES – 101.1%		$407,405

(Cost: $324,369)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%	(4,458)

NET ASSETS – 100.0%	$402,947

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $4,342 are on loan.
(C)	Rate shown is the yield to maturity at March 31, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at March 31, 2019.

The following total return swap agreements were outstanding at March 31, 2019:

Underlying Security	Counterparty	Maturity Date	Notional Amount	Financing Fee(1)(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Biotech Custom Index	Goldman Sachs International	02/28/2020	$12,663	1-Month LIBOR plus 10 bps	$117	$—	$117

(1)

The Portfolio pays the financing fee multiplied by the notional amount if long on the swap agreement. If the Portfolio is short on the swap agreement, the Portfolio receives the financing fee multiplied by the notional amount.

(2)

At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. If the Portfolio is long on the swap agreement, the Portfolio would receive payments on any net positive total return, and would owe payments in the event of a negative total return. If the Portfolio is short on the swap agreement, the Portfolio would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following table represents security positions within the total return basket swap as of March 31, 2019:

Reference Entity	Shares		Notional Amount	Value	% of Value
Array BioPharma, Inc.	—	*	505	5	4.0%
Horizon Pharma plc	—	*	447	4	3.5
FibroGen, Inc.	—	*	418	4	3.3
Ultragenyx Pharmaceutical, Inc.	—	*	335	3	2.6
Blueprint Medicines Corp.	—	*	334	3	2.6
Global Blood Therapeutics, Inc.	—	*	268	2	2.1
ACADIA Pharmaceuticals, Inc.	—	*	265	2	2.1
Ligand Pharmaceuticals, Inc.	—	*	264	2	2.1
Amicus Therapeutics, Inc.	—	*	263	2	2.1
Immunomedics, Inc.	—	*	258	2	2.0
Intercept Pharmaceuticals, Inc.	—	*	248	2	2.0
Emergent BioSolutions, Inc.	—	*	234	2	1.8
Repligen Corp.	—	*	232	2	1.8
Insmed, Inc.	—	*	222	2	1.8
Spark Therapeutics, Inc.	—	*	212	2	1.7
Portola Pharmaceuticals, Inc.	—	*	211	2	1.7
Myriad Genetics, Inc.	—	*	208	2	1.6
Halozyme Therapeutics, Inc.	—	*	202	2	1.6
Ironwood Pharmaceuticals, Inc.	—	*	192	2	1.5
REGENXBIO, Inc.	—	*	185	2	1.5
Arena Pharmaceuticals, Inc.	—	*	181	2	1.4
Medicines Co. (The)	—	*	179	2	1.4
MyoKardia, Inc.	—	*	178	2	1.4

Zogenix, Inc.	—	*	173	2	1.4
Supernus Pharmaceuticals, Inc.	—	*	172	2	1.4
Aerie Pharmaceuticals, Inc.	—	*	172	2	1.4
PTC Therapeutics, Inc.	—	*	170	2	1.3
Heron Therapeutics, Inc.	—	*	169	2	1.3
Atara Biotherapeutics, Inc.	—	*	166	2	1.3
Reata Pharmaceuticals, Inc.	—	*	161	1	1.3
Arrowhead Pharmaceuticals, Inc.	—	*	161	1	1.3
Enanta Pharmaceuticals, Inc.	—	*	160	1	1.3
AnaptysBio, Inc.	—	*	154	1	1.2
Pacira Pharmaceuticals, Inc.	—	*	153	1	1.2
Invitae Corp.	—	*	152	1	1.2
Acceleron Pharma, Inc.	—	*	151	1	1.2
Genomic Health, Inc.	—	*	148	1	1.2
Mirati Therapeutics, Inc.	—	*	147	1	1.2
Biohaven Pharmaceutical Holding Co. Ltd.	—	*	146	1	1.2
Xencor, Inc.	—	*	146	1	1.2
Audentes Therapeutics, Inc.	—	*	136	1	1.1
Amneal Pharmaceuticals, Inc.	—	*	125	1	1.0
Clovis Oncology, Inc.	—	*	119	1	0.9
Corcept Therapeutics, Inc.	—	*	118	1	0.9
Momenta Pharmaceuticals, Inc.	—	*	113	1	0.9
Editas Medicine, Inc.	—	*	113	1	0.9
Puma Biotechnology, Inc.	—	*	111	1	0.9
Denali Therapeutics, Inc.	—	*	105	1	0.8
Fate Therapeutics, Inc.	—	*	105	1	0.8
CareDx, Inc.	—	*	104	1	0.8
Iovance Biotherapeutics, Inc.	—	*	101	1	0.8
Spectrum Pharmaceuticals, Inc.	—	*	101	1	0.8
Theravance Biopharma, Inc.	—	*	100	1	0.8
Aimmune Therapeutics, Inc.	—	*	98	1	0.8
Innoviva, Inc.	—	*	98	1	0.8
Sangamo Therapeutics, Inc.	—	*	97	1	0.8
Intersect ENT, Inc.	—	*	97	1	0.8

Vanda Pharmaceuticals, Inc.	—	*	95	1		0.8
Retrophin, Inc.	—	*	95	1		0.7
Esperion Therapeutics, Inc.	—	*	93	1		0.7
TherapeuticsMD, Inc.	—	*	90	1		0.7
Madrigal Pharmaceuticals, Inc.	—	*	88	1		0.7
Radius Health, Inc.	—	*	81	1		0.6
Omeros Corp.	—	*	81	1		0.6
Dicerna Pharmaceuticals, Inc.	—	*	78	1		0.6
BioCryst Pharmaceuticals, Inc.	—	*	76	1		0.6
Vericel Corp.	—	*	75	1		0.6
Veracyte, Inc.	—	*	71	1		0.6
Coherus Biosciences, Inc.	—	*	71	1		0.6
MacroGenics, Inc.	—	*	71	1		0.6
Apellis Pharmaceuticals, Inc.	—	*	70	1		0.5
WaVe Life Sciences Ltd.	—	*	70	1		0.5
Natera, Inc.	—	*	68	1		0.5
Alder Biopharmaceuticals, Inc.	—	*	66	1		0.5
Akebia Therapeutics, Inc.	—	*	65	1		0.5
Phibro Animal Health Corp.	—	*	65	1		0.5
Viking Therapeutics, Inc.	—	*	59	1		0.5
ANI Pharmaceuticals, Inc.	—	*	56	1		0.4
Cara Therapeutics, Inc.	—	*	55	—	*	0.4
Epizyme, Inc.	—	*	55	—	*	0.4
Athenex, Inc.	—	*	54	—	*	0.4
Revance Therapeutics, Inc.	—	*	53	—	*	0.4
Allogene Therapeutics, Inc.	—	*	52	—	*	0.4
CytomX Therapeutics, Inc.	—	*	47	—	*	0.4
Flexion Therapeutics, Inc.	—	*	43	—	*	0.3
Dynavax Technologies Corp.	—	*	40	—	*	0.3
ImmunoGen, Inc.	—	*	40	—	*	0.3
Intrexon Corp.	—	*	39	—	*	0.3
Karyopharm Therapeutics, Inc.	—	*	18	—	*	0.1

				$117

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$385,471	$—	$—
Short-Term Securities	4,461	17,473	—

Total	$389,932	$17,473	$—

Total Return Swaps	$—	$117	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$324,369

Gross unrealized appreciation	98,041
Gross unrealized depreciation	(15,005)

Net unrealized appreciation	$83,036